CONSIDERATION RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
CONSIDERATION RECEIVABLE, NET [Abstract]
Schedule of Consideration Receivables
Consideration receivables consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Receivables resulting from disposals (Note i)	14,000	-
Less: allowance for doubtful accounts (Note i)	(5,500)	-
Total	8,500	-